Subsequent Events (Details) - Subsequent Event - USD ($) $ / shares in Units, $ in Millions	Jan. 13, 2022	Feb. 25, 2022
General Partner | Common Units
Subsequent Event [Line Items]
Partners' Capital Account, Units		1,555,061
Common Class A [Member] | Teekay corporation
Subsequent Event [Line Items]
Partners' Capital Account, Number of Units Owned by Controlling Interest	36,000,000
Seapeak LLC | General Partner
Subsequent Event [Line Items]
Per share proceeds from Sale of Interest in Partnership Unit	$ 17.00
Proceeds from Sale of Interest in Partnership Unit	$ 26.4
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units	1,600,000
Seapeak LLC | Capital Unit, Class A
Subsequent Event [Line Items]
Per share proceeds from Sale of Interest in Partnership Unit	$ 17.00